Equity accounted investments - Peregrine - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 25, 2018	Jun. 29, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY-ACCOUNTED INVESTMENTS
Number of shares issued (in shares)			2,830,370,000	2,808,406,000	2,923,571,000
Aldebaran
EQUITY-ACCOUNTED INVESTMENTS
Initial ownership interest of counterparty, as a percent			60.00%
Number of shares issued (in shares)	77,635,957
Peregrine Metals Ltd.
EQUITY-ACCOUNTED INVESTMENTS
Proceeds from sales of investments accounted for using equity method	$ 15	$ 15
Initial financing		$ 30
Debt term			5 years
Additional earn-in period		3 years
Proportion of ownership interest in joint venture			100.00%	100.00%	100.00%
Peregrine Metals Ltd. | Aldebaran
EQUITY-ACCOUNTED INVESTMENTS
Maximum ownership interest of counterparty, as a percent		80.00%
Equity interest consideration, as a percent	19.90%	19.90%
Initial ownership interest of counterparty, as a percent		60.00%	60.00%
Additional possible ownership interest, as a percent		20.00%
Expenditure for additional ownership interest		$ 25
Joint venture number of shares received	15,449,555